SCHEDULE OF FINANCIAL RESULTS OF INSURANCE SEGMENT (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 2,495,975			$ 3,441,458			$ 9,818,872	$ 10,757,238	$ 14,054,361	$ 13,731,826
Commission expense	995,945			902,246			3,454,147	3,065,152	4,189,599	3,732,939
Salaries and wages	3,912,326			1,707,737			8,705,682	5,494,551	7,226,810	7,503,052
General and administrative expenses	1,120,776			821,510			4,129,842	3,188,033	4,219,635	4,089,989
Marketing and advertising expenses	66,917			100,183			201,399	304,209	357,697	364,974
Change in estimated acquisition earn-out payables								47,761	47,761	1,716,873
Depreciation and amortization	313,694			421,759			1,020,440	1,425,700	1,786,068	2,609,191
Asset impairments									3,922,110
Other income, net	(16,470)			65,785			(41,068)	65,807	51,345	6,530
Recognition and change in fair value of warrant liabilities								156,000	156,000	5,503,647
Loss from discontinued operations before tax										(1,984,714)
Net loss	(1,156,583)	$ (2,710,901)	$ (1,736,882)	(837,314)	$ (1,489,395)	$ (5,346,663)	(5,604,367)	(7,673,373)	(9,071,584)	(12,009,982)
Nonrelated Party [Member]
Segment Reporting Information [Line Items]
Interest (expense)	(246,722)			(356,320)			(844,846)	(1,091,966)	(1,442,808)	(1,506,186)
Related Party [Member]
Segment Reporting Information [Line Items]
Interest (expense)	$ (4,704)			$ (34,802)			$ (50,811)	$ (112,936)	(140,802)	(150,067)
Insurance Segment [Member]
Segment Reporting Information [Line Items]
Total revenues									14,054,361	13,731,826
Commission expense									4,189,599	3,732,939
Salaries and wages									7,226,810	7,503,052
General and administrative expenses									4,219,635	4,089,989
Marketing and advertising expenses									357,697	364,974
Change in estimated acquisition earn-out payables									47,761	1,716,873
Depreciation and amortization									1,786,068	2,609,191
Asset impairments									3,922,110	7,594,000
Other income, net									(51,345)	(6,530)
Recognition and change in fair value of warrant liabilities									(156,000)	(5,503,647)
Loss from discontinued operations before tax										1,984,714
Net loss									(9,071,584)	(12,009,982)
Insurance Segment [Member] | Nonrelated Party [Member]
Segment Reporting Information [Line Items]
Interest (expense)									1,442,808	1,506,186
Insurance Segment [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Interest (expense)									$ 140,802	$ 150,067